Note 6 - Bank Premises, Furniture, Fixtures and Equipment	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

Note 6. Bank Premises, Furniture, Fixtures and Equipment

(in thousands)

Bank premises, furniture, fixtures and equipment consist of the following at December 31, 2022 and December 31, 2021:

	2022	2021
Land and buildings	$35,120	$35,108
Furniture, fixtures and equipment	8,522	6,911
	43,642	42,019
Less accumulated depreciation	15,937	15,358

Total	$27,705	$26,661

Depreciation expense for the years ended December 31, 2022, 2021 and 2020, respectively, was $1,166, $1,064, and $1,012.

The Company leases certain premises and equipment under operating leases. At December 31, 2022, the Company had lease liabilities and right-of-use (“ROU”) assets totaling $316 related to these leases. Lease liabilities and ROU assets are reflected in other liabilities and other assets, respectively. For the year ended December 31, 2022, the weighted average remaining lease term for operating leases was 2.5 years and the weighted average discount rate used in the measurement of operating lease liabilities was 1.86%.

Lease costs were as follows:

	December 31, 2022	December 31, 2021
(in thousands)
Operating lease cost	$144	$364
Short-term lease cost	-	23
Variable lease cost	-	-
	$144	$387

There were no sale and leaseback transactions, leverage leases or lease transactions with related parties during the year ended December 31, 2022 and 2021.

A maturity analysis of operating lease liabilities and reconciliation of the undiscounted cash flows to the total operating lease liability is as follows:

December 31, 2022

Lease payments due:
Within one year	$62
After one year but within two years	64
After two years but within three years	65
After three year but within four years	66
After four years but within five years	67
After five years	6
Total undiscounted cash flows	330
Discount on cash flows	(14)
Total lease liability	$316